Basis of preparation	12 Months Ended
Sep. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparationThese consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).The Company’s consolidated financial statements for the years ended September 30, 2021 and 2020 were authorized for issue by the Board of Directors on November 9, 2021.